Condensed Consolidated Income Statements (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
ARGENTINA
IFRS Statement [Line Items]
Gains (losses) on net monetary position	€ (299)	€ (687)